Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred finance fees, current portion	$ 523	$ 1,058
Debt issuance costs, noncurrent, net	$ 1,651	$ 0
Common unitholders - units issued	36,747,129	36,802,247
Common unitholders - units outstanding	36,747,129	36,802,247
General partner issued	35,526	35,526
General partner outstanding	35,526	35,526
Series A Preferred unitholders
Preferred units, authorized	3,450,000	3,450,000
Preferred units, issued	3,000,000	3,000,000
Preferred units, outstanding	3,000,000	3,000,000
Series B Preferred unitholders
Preferred units, authorized	2,530,000	2,530,000
Preferred units, issued	2,200,000	2,200,000
Preferred units, outstanding	2,200,000	2,200,000